Convertible Notes Payable (Details Narrative) - USD ($)							1 Months Ended					12 Months Ended
	Oct. 10, 2016	Mar. 11, 2016	Mar. 07, 2016	Jan. 08, 2016	Dec. 15, 2015	Sep. 02, 2015	Nov. 21, 2016	May 27, 2016	Feb. 24, 2016	Dec. 28, 2015	Sep. 21, 2015	Dec. 31, 2016	Dec. 31, 2015
Debt discounts												$ 652,433	$ 346,798
Beneficial conversion feature of convertible note													167,011
Loan Origination Cost Discounts												57,500	28,750
Interest expense												$ 749,162	$ 175,707
Percentage of issued and outstanding shares												4.99%
Typenex [Member]
Converted shares							8,620,690
Converted amount							$ 25,000
November 21, 2016 and February 24, 2017 [Member] | Typenex [Member]
Converted shares	135,596,882
Converted amount	$ 300,000
Interest expense	8,750
Total	$ 308,750
Seventh Redwood Note [Member]
Interest rate	10.00%
Face value	$ 300,000
Maturity date	Oct. 10, 2017
Total amount paid	$ 300,000
Debt description	The principal and interest of the Seventh Redwood Note is convertible into shares of common stock at the discretion of the note holder at a price equal to the greater of (i) 60% of the lowest traded price over the 15 days prior to conversion or (ii) a fixed $0.00005 per share. The note carries liquidated damages of $1,000 per day for failure to provide certificates, and compensation for Buy-In on failure to timely deliver certificates. Principal and interest is due upon default at 50% of the lowest traded price over the previous fifteen (15) days, and an additional interest rate equal to the lesser of 2% per month (24% per annum) or the maximum rate per applicable law.
Fifth Redwood Note [Member]
Interest rate		10.00%
Face value		$ 105,000
Maturity date		Dec. 11, 2016
Debt description		The principal and interest is convertible into shares of common stock at the discretion of the note holder at a price equal to the greater of (i) 60% of the lowest traded price over the 15 days prior to conversion or (ii) a fixed $0.00005 per share. The note carries liquidated damages of $1,000 per day for failure to provide certificates, and compensation for Buy-In on failure to timely deliver certificates. Principal and interest is due upon default at 50% of the lowest traded price over the previous fifteen (15) days, and an additional interest rate equal to the lesser of 2% per month (24% per annum) or the maximum rate per applicable law.
Net proceeds		$ 90,000
Fifth Redwood Note [Member] | November 8, 2016 and December 22, 2016 [Member]
Converted shares		32,647,975
Converted amount		$ 77,520
Interest expense		3,550
Total		$ 81,070
Fifth Redwood Convertible Note | November 8, 2016 and March 13, 2017 [Member]
Converted shares		47,820,025
Converted amount		$ 105,000
Interest expense		15,517
Total		$ 120,517
First Redwood Note [Member]
Interest rate										10.00%
Face value										$ 157,500
Maturity date										Sep. 28, 2016
Debt description										The principal and interest is convertible into shares of common stock at the discretion of the note holder at a price equal to the greater of (i) 60% of the lowest traded price over the 15 days prior to conversion or (ii) a fixed $0.00005 per share. The note carries liquidated damages of $1,000 per day for failure to provide certificates, and compensation for Buy-In on failure to timely deliver certificates. Principal and interest is due upon default at 50% of the lowest traded price over the previous fifteen (15) days, and an additional interest rate equal to the lesser of 2% per month (24% per annum) or the maximum rate per applicable law.
Net proceeds										$ 130,000
First Redwood Note [Member] | April 6, 2016 and December 7, 2016 [Member]
Converted shares										29,612,923
Converted amount										$ 157,500
Interest expense										6,507
Total										$ 164,007
Second Redwood Note [Member]
Interest rate				10.00%
Face value				$ 131,250
Maturity date				Oct. 08, 2016
Debt description				The principal and interest is convertible into shares of common stock at the discretion of the note holder at a price equal to the greater of (i) 60% of the lowest traded price over the 15 days prior to conversion or (ii) a fixed $0.00005 per share. The note carries liquidated damages of $1,000 per day for failure to provide certificates, and compensation for Buy-In on failure to timely deliver certificates. Principal and interest is due upon default at 50% of the lowest traded price over the previous fifteen (15) days, and an additional interest rate equal to the lesser of 2% per month (24% per annum) or the maximum rate per applicable law.
Net proceeds				$ 107,500
Second Redwood Note [Member] | July 11, 2016 and August 1, 2016 [Member]
Converted shares				23,360,868
Converted amount				$ 131,250
Third Redwood Note [Member]
Interest rate									10.00%
Face value									$ 78,750
Maturity date									Nov. 22, 2016
Debt description									The principal and interest is convertible into shares of common stock at the discretion of the note holder at a price equal to the greater of (i) 60% of the lowest traded price over the 15 days prior to conversion or (ii) a fixed $0.00005 per share. The note carries liquidated damages of $1,000 per day for failure to provide certificates, and compensation for Buy-In on failure to timely deliver certificates. Principal and interest is due upon default at 50% of the lowest traded price over the previous fifteen (15) days, and an additional interest rate equal to the lesser of 2% per month (24% per annum) or the maximum rate per applicable law.
Net proceeds									$ 67,500
Third Redwood Note [Member] | August 26, 2016 and December 7, 2016 [Member]
Converted shares									17,926,514
Converted amount									$ 78,750
Interest expense									4,607
Total									$ 83,357
Fourth Redwood Note [Member]
Interest rate			10.00%
Face value			$ 78,750
Maturity date			Dec. 07, 2016
Debt description			The principal and interest is convertible into shares of common stock at the discretion of the note holder at a price equal to the greater of (i) 60% of the lowest traded price over the 15 days prior to conversion or (ii) a fixed $0.00005 per share. The note carries liquidated damages of $1,000 per day for failure to provide certificates, and compensation for Buy-In on failure to timely deliver certificates. Principal and interest is due upon default at 50% of the lowest traded price over the previous fifteen (15) days, and an additional interest rate equal to the lesser of 2% per month (24% per annum) or the maximum rate per applicable law.
Net proceeds			$ 67,500
Fourth Redwood Note [Member] | October 26, 2016 and December 7, 2016 [Member]
Converted shares			20,628,179
Converted amount			$ 78,750
Interest expense			5,180
Total			$ 83,930
Sixth Redwood Note [Member]
Interest rate								10.00%
Face value								$ 105,000
Maturity date								Feb. 27, 2017
Debt description								The principal and interest is convertible into shares of common stock at the discretion of the note holder at a price equal to the greater of (i) 60% of the lowest traded price over the 15 days prior to conversion or (ii) a fixed $0.00005 per share. The note carries liquidated damages of $1,000 per day for failure to provide certificates, and compensation for Buy-In on failure to timely deliver certificates. Principal and interest is due upon default at 50% of the lowest traded price over the previous fifteen (15) days, and an additional interest rate equal to the lesser of 2% per month (24% per annum) or the maximum rate per applicable law.
Net proceeds								$ 85,000
Sixth Redwood Note [Member] | July 13, 2016 and December 7, 2016 [Member]
Converted shares								20,039,892
Converted amount								$ 105,000
Interest expense								1,879
Total								$ 106,879
First JMJ Note [Member]
Loan Origination Cost Discounts						$ 5,000
Interest rate						12.00%
Face value						$ 55,000
Maturity date						Sep. 01, 2016
Debt description						The principal and interest is convertible into shares of common stock at the discretion of the note holder at a price equal to the greater of sixty percent (60%) of the lowest trading price of the CompanyÂ’s common stock over the twenty five (25) trading days prior to the conversion request date, or a fixed rate of $0.00005 per share, as amended within the original promissory note on September 8, 2015 (In the case that conversion shares are not deliverable by DWAC an additional 10% discount will apply; and if the shares are ineligible for deposit into the DTC system and only eligible for Xclearing deposit an additional 5% discount shall apply; in the case of both an additional cumulative 15% discount shall apply)
Draw proceeds						$ 250,000
Net proceeds						$ 50,000
Percentage of issued and outstanding shares						4.99%
Common stock conversion basis						The Company reserved at least 24 million shares of common stock for potential conversions.
First JMJ Note [Member] | March 2, 2016 and April 19, 2016 [Member]
Converted shares						12,359,944
Converted amount						$ 55,000
Interest expense						7,222
Total						$ 62,222
First Vis Vires Note [Member]
Interest rate											8.00%
Face value											$ 48,000
Maturity date											Jun. 08, 2016
Debt description											The principal and interest was convertible into shares of common stock at the discretion of the note holder at a price equal to the greater of fifty eight percent (58%) of the average of the three (3) lowest closing bid prices over the 10 days prior to conversion, or a fixed rate of $0.00001 per share. The note included various prepayment penalties ranging from 112% through 130%, and default provisions of 150% of the then outstanding principal and interest, and an interest rate of 22% thereafter.
Net proceeds											$ 45,000
Percentage of issued and outstanding shares											4.99%
Common stock conversion basis											The Company must at all times reserve at least 20,250,000 shares of common stock for potential conversions.
Second JMJ Note [Member]
Loan Origination Cost Discounts					$ 2,500
Interest rate					12.00%
Face value					$ 27,500
Maturity date					Dec. 15, 2016
Debt description					The principal and interest was convertible into shares of common stock at the discretion of the note holder at a price equal to the greater of sixty percent (60%) of the lowest trading price of the CompanyÂ’s common stock over the twenty five (25) trading days prior to the conversion request date, or a fixed rate of $0.00005 per share, as amended within the original promissory note on September 8, 2015 (In the case that conversion shares are not deliverable by DWAC an additional 10% discount will apply; and if the shares are ineligible for deposit into the DTC system and only eligible for Xclearing deposit an additional 5% discount shall apply; in the case of both an additional cumulative 15% discount shall apply)
Draw proceeds					$ 250,000
Net proceeds					$ 25,000
Percentage of issued and outstanding shares					4.99%
Common stock conversion basis					The Company reserved at least 24 million shares of common stock for potential conversions.